Note 7 - Leases (Details Textual)	6 Months Ended
Jun. 30, 2016
Stena Weco A/S [Member] | M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member]
Number of Time Charters	3
BP Shipping [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Number of Time Charters	2